PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2014	2015

Government authorities	$749	$651
Hedging transaction asset	2,916	1,359
Prepaid expenses	6,410	8,819
Other current assets	80	1,160

	$10,155	$11,989